INCOME AND MINING TAXES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income and mining taxes [Line Items]
Applicable tax rate		26.30%	25.80%
Unused tax credits for which no deferred tax asset recognised		$ 196.6	$ 240.9
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		123.2	114.6
Increase (decrease) in deferred tax liability (asset)		$ 2.0	$ 1.2
Tax rate effect from change in tax rate		11.50%	12.00%
Other temporary differences [member]
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 20.4
U.S. Federal Corporate Tax Rate [Member]
Income and mining taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)		$ 32.6
Scenario, Plan [Member]
Income and mining taxes [Line Items]
Applicable tax rate	21.00%	35.00%
Canada [Member] | Unused Capital Losses [Member]
Income and mining taxes [Line Items]
Unused Capital Losses For Which No Deferred Tax Assets Recognized		$ 41.3
Canada [Member] | Unused tax losses [member]
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 0.6
Canada [Member] | Bottom of range [member] | Unused tax losses [member]
Income and mining taxes [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		2018
Canada [Member] | Top of range [member] | Unused tax losses [member]
Income and mining taxes [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		2036